Property, Plant and Equipment - Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Statement Line Items [Line Items]
Balance at the beginning of the period	$ 3,037	$ 4,191
Additions	180	689
Disposals	(134)	(323)
Depreciation expense	(689)	(1,125)
Reclassification
Impairment	(341)	(491)
Foreign exchange movements	33	96
Balance at the end of the period	2,086	3,037
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	1,766	2,665
Additions	23	191
Disposals	(131)	(28)
Depreciation expense	(500)	(220)
Reclassification		(719)
Impairment	(341)	(213)
Foreign exchange movements	33	90
Balance at the end of the period	850	1,766
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	1,271	1,526
Additions	157	498
Disposals	(3)	(295)
Depreciation expense	(189)	(905)
Reclassification		719
Impairment		(278)
Foreign exchange movements		6
Balance at the end of the period	$ 1,236	$ 1,271